Stock-Based Compensation - Fair value of stock option granted (Details) - Adagio Medical Inc	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate		3.69%	2.98%
Expected dividend yield	0.00%
Expected term in years		6 years 4 months 13 days	6 years 8 months 26 days
Expected volatility		38.48%	36.83%